Share Capital - Schedule of Dividends (Details) $ / shares in Units, $ in Thousands, $ in Thousands																			12 Months Ended
	Sep. 15, 2022 USD ($) $ / shares	Sep. 15, 2022 CAD ($)	Aug. 15, 2022 USD ($) $ / shares	Aug. 15, 2022 CAD ($)	Jul. 15, 2022 USD ($) $ / shares	Jul. 15, 2022 CAD ($)	Jun. 15, 2022 USD ($) $ / shares	Jun. 15, 2022 CAD ($)	May 16, 2022 USD ($) $ / shares	May 16, 2022 CAD ($)	Apr. 15, 2022 USD ($) $ / shares	Apr. 15, 2022 CAD ($)	Mar. 15, 2022 USD ($) $ / shares	Mar. 15, 2022 CAD ($)	Feb. 15, 2022 USD ($) $ / shares	Feb. 15, 2022 CAD ($)	Jan. 17, 2022 USD ($) $ / shares	Jan. 17, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Share Capital, Reserves And Other Equity Interests [Abstract]
Per share (in USD per share)	$ 0.015		$ 0.015		$ 0.015		$ 0.015		$ 0.015		$ 0.015		$ 0.015		$ 0.015		$ 0.015
Ampunt paid in C$ and amount recorded in deficit	$ 1,115	$ 1,465	$ 1,145	$ 1,465	$ 1,138	$ 1,464	$ 1,160	$ 1,468	$ 1,145	$ 1,471	$ 1,174	$ 1,469	$ 1,157	$ 1,466	$ 1,154	$ 1,467	$ 1,163	$ 1,470	$ 10,351	$ 13,205	$ 9,188